INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Subsidiaries [Abstract]
Schedule of significant subsidiaries
Detail of significant subsidiaries:

			Ownership
Name of significant subsidiary	Country of incorporation	Functional currency	As of December 31, 2023	As of December 31, 2022
			%	%
Latam Airlines Perú S.A.	Peru	US$	99.81000	99.81000
Lan Cargo S.A.	Chile	US$	99.89810	99.89810
Línea Aérea Carguera de Colombia S.A.	Colombia	US$	90.46000	90.46000
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional S.A. Aires S.A.	Colombia	COP	99.23168	99.21764
TAM Linhas aéreas S.A.	Brazil	BRL	100.00000	99.99935
ABSA Aerolimhas Brasileiras S.A.	Brazil	US$	100.00000	100.00000
Transportes Aéreos del Mercosur S.A.	Paraguay	PYG	94.98000	94.98000

Schedule of summary of significant subsidiaries
Summary financial information of significant subsidiaries

	Statement of financial position as of December 31, 2023						Income for the year ended December 31, 2023
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	334,481	312,628	21,853	285,645	281,208	4,437	1,404,061	(4,666)
Lan Cargo S.A.	391,430	122,877	268,553	189,019	157,003	32,016	403,051	22,677
Línea Aérea Carguera de Colombia S.A.	166,520	57,240	109,280	59,640	59,344	296	222,397	(5,331)
Transporte Aéreo S.A.	280,117	37,436	242,681	151,066	117,121	33,945	387,515	24,871
Latam Airlines Ecuador S.A.	152,676	149,155	3,521	131,488	120,917	10,571	260,426	1,242
Aerovías de Integración Regional S.A. Aires S.A.	191,878	186,612	5,266	185,799	182,923	2,876	516,410	(12,724)
TAM Linhas Aéreas S.A.	4,119,149	2,417,115	1,702,034	3,024,805	2,061,406	963,399	5,587,692	736,209
ABSA Aerolinhas Brasileiras S.A.	500,177	490,548	9,629	538,982	510,978	28,004	162,580	28
Transportes Aéreos del Mercosur S.A.	49,713	46,976	2,737	26,772	24,833	1,939	50,990	6,060

	Statement of financial position as of December 31, 2022						Income for the year ended December 31, 2022
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	335,773	305,288	30,485	281,178	276,875	4,303	1,257,865	(12,726)
Lan Cargo S.A.	394,378	144,854	249,524	212,094	165,297	46,797	333,054	(1,230)
Línea Aérea Carguera de Colombia S.A.	307,161	126,648	180,513	127,629	127,380	249	226,587	(5,727)
Transporte Aéreo S.A.	283,166	47,238	235,928	177,109	145,446	31,663	320,187	(36,190)
Latam Airlines Ecuador S.A.	110,821	107,313	3,508	93,975	82,687	11,288	134,622	1,519
Aerovías de Integración Regional S.A. Aires S.A.	112,501	109,076	3,425	213,941	211,679	2,262	394,430	(122,199)
TAM Linhas Aéreas S.A.	3,329,695	1,925,948	1,403,747	4,166,754	3,264,814	901,940	3,966,615	(65,190)
ABSA Aerolinhas Brasileiras S.A.	223,701	215,700	8,001	262,534	233,739	28,795	244,028	(7,853)
Transportes Aéreos del Mercosur S.A.	70,883	65,395	5,488	54,340	52,332	2,008	44,449	2,306

Schedule of non-controlling interest	Non-controlling interests

Equity	Tax No.	Country of origin	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
			%	%	ThUS$	ThUS$
Latam Airlines Perú S.A.	Foreign	Peru	0.19000	0.19000	93	(13,678)
Aerovías de Integración Regional S.A. Aires S.A.	Foreign	Colombia	0.77400	0.78236	(5,049)	(264)
Linea Aérea Carguera de Colombia S.A.	Foreign	Colombia	9.54000	9.54000	(8,421)	(973)
Transportes Aéreos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	1,152	885
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	198	2,475
Other companies					—	(2)
Total					(12,027)	(11,557)

			For the year ended At December 31,			For the year ended At December 31,
Incomes	Tax No.	Country of origin	2023	2022	2021	2023	2022	2021
			%	%	%	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A	Foreign	Peru	0.19000	0.19000	0.19000	(9)	(643)	(5,531)
Aerovías de Integración Regional S.A. Aires S.A.	Foreign	Colombia	0.77400	0.78236	0.79880	(101)	(956)	(158)
Linea Aérea Carguera de Colombia S.A.	Foreign	Colombia	9.54000	9.54000	9.54000	(500)	(551)	101
Transportes Aéreos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	5.02000	304	116	66
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	25	(26)	(55)
Other companies						—	(13)	(74)
Total						(281)	(2,073)	(5,651)